Shareholder Report, Line Graph (Details) 74200008300_Franklin Templeton SMACS Series CH_Single Class_TSR Annual {Class A} - USD ($)									12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Jun. 03, 2019	Aug. 31, 2026
Class Advisor
Account Value [Line Items]
Line Graph and Table Measure Name									Franklin Templeton SMACS: Series CH
Accumulated Value	$ 11,010	$ 11,166	$ 10,082	$ 9,997	$ 11,440	$ 10,332	$ 10,306	$ 10,000	$ 11,772
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond Index
Accumulated Value	10,783	10,775	10,157	9,986	10,930	10,571	10,240	10,000	$ 11,228
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond California Exempt Index
Accumulated Value	$ 10,771	$ 10,750	$ 10,176	$ 9,970	$ 10,892	$ 10,592	$ 10,247	$ 10,000	$ 11,185